Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash and cash equivalents	$ 5,800,361	$ 2,507,404
Accounts receivable	649,329	229,708
Prepayments and other receivables	531,200
Total current assets	6,980,890	2,737,112
Digital assets	8,440,422	5,000,000
Property, plant and equipment
TOTAL ASSETS	45,354,620	7,737,112
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables and accruals	120,523	1,170,096
Stockholders’ Equity
Preferred stock, $0.001010 par value, authorized; 50,000,000 shares, 5,000.000 shares issued and outstanding as of June 30, 2022 and December 31, 2021	5,050	5,050
Common stock, $0.001 par value, authorized: 50,000,000 shares. Issued and outstanding: 35,554,667 shares as of June 30, 2022; 19,554,567 shares as of December 31, 2021.	35,554	19,554
Additional paid-in capital	89,290,193	49,306,193
Accumulated deficit	(44,710,434)	(43,788,360)
Accumulated other comprehensive income	613,734	1,024,579
Total Shareholders’ Equity	45,234,097	6,567,016
Total Liabilities and Shareholders’ Equity	45,354,620	7,737,112
Vehicles [Member]
Current Assets
Property, plant and equipment	133,308
Mining Properties and Mineral Rights [Member]
Current Assets
Property, plant and equipment	$ 29,800,000